Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Payroll Advances	The following summarizes activity in respect to payroll advances to the CEO:
Balance December 31, 2022	$—
Advances during 2023	316,198
Repayment	(125,000)
Balance December 31, 2023	$191,198
Advances during 2024	98,785
Repayment	(248,418)
Balance June 30, 2024	$41,565
The following summarizes activity under all new 2023 payroll advances to the CEO:
Balance December 31, 2022	$—
Advances during 2023	316,198
Repayment	(125,000)
Balance December 31, 2023	$191,198

Schedule of Related Party Loan	The following summarizes activity under the related party loan:
Balance December 31, 2021	$231,071
Advances during 2022	49,074
Repayment	(279,000)
Balance December 31, 2022	$1,145
Repayment 2023	(1,145)
Balance December 31, 2023	$—